Geographic information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Product sales	$ 2,925,971	$ 1,703,311	$ 7,541,874	$ 5,203,675	$ 7,241,392	$ 5,902,120
U.S. product sales [Member]
Product sales	2,754,438	1,448,451	6,592,163	4,461,469	6,179,000	5,583,300
Non-U.S. product sales [Member]
Product sales	$ 171,533	$ 254,860	$ 949,711	$ 742,206	$ 1,062,400	$ 318,800